UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2017 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 92.4%
Consumer Discretionary - 18.2%
Murphy USA, Inc.*	233,153	$17,278,969
Polaris Industries, Inc.[1]	181,396	16,730,153
Tenneco, Inc.	253,671	14,669,794
Thor Industries, Inc.	140,619	14,697,498
Total Consumer Discretionary		63,376,414
Consumer Staples - 10.0%
Darling Ingredients, Inc.*	1,296,658	20,409,397
Sanderson Farms, Inc.	126,276	14,603,819
Total Consumer Staples		35,013,216
Energy - 4.4%
Newfield Exploration Co.*	544,836	15,506,033
Health Care - 15.9%
Centene Corp.*	229,293	18,315,925
Envision Healthcare Corp.*	290,982	18,235,842
Hill-Rom Holdings, Inc.	235,086	18,715,196
Total Health Care		55,266,963
Industrials - 34.5%
Actuant Corp., Class A	573,452	14,106,919
AGCO Corp.	197,167	13,287,084
The Brink’s Co.	262,755	17,604,585
Clean Harbors, Inc.*	311,969	17,417,229
Federal Signal Corp.	946,748	16,435,545
Nordson Corp.	68,036	8,254,128
The Timken Co.	361,333	16,711,651
Trinity Industries, Inc.	582,531	16,328,344
Total Industrials		120,145,485
Information Technology - 9.4%
Broadridge Financial Solutions, Inc.	200,371	15,140,033
Diebold Nixdorf, Inc.[1]	627,442	17,568,376
Total Information Technology		32,708,409
Total Common Stocks
(cost $249,956,549)		322,016,520

	Principal Amount	Value
Short-Term Investments - 13.3%
Repurchase Agreements - 5.4%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $606,877 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $618,957)	$606,821	$606,821
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $4,492,800 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $4,582,216)	4,492,369	4,492,369
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $738,700 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $753,409)	738,635	738,635
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $362,822 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $370,042)	362,784	362,784
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $4,492,792 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $4,582,216)	4,492,369	4,492,369
RBC Dominion Securities, Inc., dated 06/30/17, due 07/03/17, 1.080% total to be received $3,729,764 (collateralized by various U.S. Government Agency Obligations, 1.375% - 7.000%, 02/19/19 - 06/01/47, totaling $3,804,017)	3,729,428	3,729,428
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $4,492,887 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $4,582,235)	4,492,400	4,492,400
Total Repurchase Agreements		18,914,806

AMG SouthernSun Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 7.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	27,314,437	$27,314,437
Total Short-Term Investments
(cost $46,229,243)		46,229,243

Value
Total Investments - 105.7%
(cost $296,185,792)	$368,245,763
Other Assets, less Liabilities - (5.7)%	(19,855,754)
Net Assets - 100.0%	$348,390,009

AMG SouthernSun U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 88.7%
Consumer Discretionary - 19.8%
Hanesbrands, Inc.[1]	2,003,283	$46,396,034
Murphy USA, Inc.*	592,319	43,896,761
Polaris Industries, Inc.[1]	447,340	41,258,168
Thor Industries, Inc.	340,905	35,631,391
Total Consumer Discretionary		167,182,354
Consumer Staples - 5.8%
Darling Ingredients, Inc.*	3,132,391	49,303,834
Energy - 4.5%
Newfield Exploration Co.*	1,322,661	37,642,932
Health Care - 10.8%
Centene Corp.*	579,672	46,304,199
Envision Healthcare Corp.*	712,449	44,649,179
Total Health Care		90,953,378
Industrials - 27.0%
AGCO Corp.	480,248	32,363,913
Clean Harbors, Inc.*	777,753	43,421,950
Flowserve Corp.[1]	691,836	32,121,946
IDEX Corp.	342,791	38,738,811
The Timken Co.	891,696	41,240,940
Trinity Industries, Inc.	1,420,873	39,827,070
Total Industrials		227,714,630
Information Technology - 13.1%
Broadridge Financial Solutions, Inc.	487,550	36,839,278
Diebold Nixdorf, Inc.	92,723	2,596,244
Knowles Corp.*,1	1,713,431	28,991,253
The Western Union Co.	2,220,214	42,295,077
Total Information Technology		110,721,852
Materials - 3.1%
WestRock Co.	459,006	26,007,252
Utilities - 4.6%
OGE Energy Corp.	1,114,574	38,776,029
Total Common Stocks (cost $674,940,769)		748,302,261

	Principal Amount	Value
Short-Term Investments - 20.7%
Repurchase Agreements - 9.2%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $2,490,702 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $2,540,282)	$2,490,472	$2,490,472
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $18,439,179 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $18,806,160)	18,437,412	18,437,412
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $3,031,723 (collateralized by various U.S. Government Agency Obligations, 0.000% 7.250%, 07/15/17 - 01/15/37, totaling $3,092,089)	3,031,455	3,031,455
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $1,489,070 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $1,518,701)	1,488,915	1,488,915
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $18,439,148 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $18,806,161)	18,437,412	18,437,412
RBC Dominion Securities, Inc., dated 06/30/17, due 07/03/17, 1.080% total to be received $15,307,160 (collateralized by various U.S. Government Agency Obligations, 1.375% - 7.000%, 02/19/19 - 06/01/47, totaling $15,611,899)	15,305,782	15,305,782
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $18,439,397 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $18,806,095)	18,437,400	18,437,400
Total Repurchase Agreements		77,628,848

	Shares
Other Investment Companies - 11.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	97,237,205	97,237,205
Total Short-Term Investments
(cost $174,866,053)		174,866,053
Total Investments - 109.4%
(cost $849,806,822)		923,168,314
Other Assets, less Liabilities - (9.4)%		(79,544,344)
Net Assets - 100.0%		$843,623,970

AMG SouthernSun Global Opportunities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 85.9%
Consumer Discretionary - 17.5%
De’Longhi S.P.A. (Italy)	3,782	$118,646
Pendragon PLC (United Kingdom)	128,559	51,907
Polaris Industries, Inc. (United States)[1]	1,440	132,811
Tenneco, Inc. (United States)	1,854	107,217
Total Consumer Discretionary		410,581
Consumer Staples - 11.5%
Bakkafrost P/F (Faroe Islands)	3,221	121,288
Darling Ingredients, Inc. (United States)*	9,375	147,562
Total Consumer Staples		268,850
Energy - 4.8%
Newfield Exploration Co. (United States)*	3,932	111,905
Financials - 10.7%
American Express Co. (United States)	979	82,471
Bangkok Bank PCL (Thailand)	17,518	101,519
Discover Financial Services (United States)	1,064	66,170
Total Financials		250,160
Health Care - 6.1%
Centene Corp. (United States)*	1,787	142,746
Industrials - 27.3%
AGCO Corp. (United States)	1,377	92,796
The Brink’s Co. (United States)	1,914	128,238
Bunzl PLC (United Kingdom)	2,827	84,280
Clean Harbors, Inc. (United States)*	2,271	126,790
Localiza Rent a Car, S.A. (Brazil)	6,317	86,337
SKF AB, B Shares (Sweden)	6,007	121,980
Total Industrials		640,421
Information Technology - 8.0%
Spectris PLC (United Kingdom)	1,867	61,380

	Shares	Value
The Western Union Co. (United States)	6,577	$125,292
Total Information Technology		186,672
Total Common Stocks
(cost $1,781,140)		2,011,335

	Principal Amount
Short-Term Investments - 23.1%
Repurchase Agreements - 4.3%[2]
Citibank N.A., dated 06/30/17, due 07/03/17, 1.080% total to be received $93,477 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/15/17 - 02/15/47, totaling $95,338)	$93,469	93,469
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $5,189 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $5,293)	5,189	5,189
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $2,667 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $2,720)	2,667	2,667
Total Repurchase Agreements		101,325

	Shares
Other Investment Companies - 18.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	439,682	439,682
Total Short-Term Investments
(cost $541,007)		541,007
Total Investments - 109.0%
(cost $2,322,147)		2,552,342
Other Assets, less Liabilities - (9.0)%		(210,390)
Net Assets - 100.0%		$2,341,952

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$296,382,643	$75,608,132	$(3,745,012)	$71,863,120
AMG SouthernSun U.S. Equity Fund	851,170,941	103,513,608	(31,516,235)	71,997,373
AMG SouthernSun Global Opportunities Fund	2,322,147	287,110	(56,915)	230,195

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$18,548,267	5.3%
AMG SouthernSun U.S. Equity Fund	76,608,109	9.1%
AMG SouthernSun Global Opportunities Fund	99,608	4.3%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities
Common Stocks†	$322,016,520	—	—	$322,016,520
Short-Term Investments
Repurchase Agreements	—	$18,914,806	—	18,914,806
Other Investment Companies	27,314,437	—	—	27,314,437

Total Investments in Securities	$349,330,957	$18,914,806	—	$368,245,763

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities
Common Stocks†	$748,302,261	—	—	$748,302,261
Short-Term Investments
Repurchase Agreements	—	$77,628,848	—	77,628,848
Other Investment Companies	97,237,205	—	—	97,237,205

Total Investments in Securities	$845,539,466	$77,628,848	—	$923,168,314

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Global Opportunities Fund
Investments in Securities
Common Stocks
Industrials	$341,365	$299,056	—	$640,421
Consumer Discretionary	291,935	118,646	—	410,581
Consumer Staples	147,562	121,288	—	268,850
Financials	148,641	101,519	—	250,160
Information Technology	125,292	61,380	—	186,672
Health Care	142,746	—	—	142,746
Energy	111,905	—	—	111,905
Short-Term Investments
Repurchase Agreements	—	101,325	—	101,325
Other Investment Companies	439,682	—	—	439,682

Total Investments in Securities	$1,749,128	$803,214	—	$2,552,342

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of June 30, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG SOUTHERNSUN SMALL CAP FUND

AMG SOUTHERNSUN U.S. EQUITY FUND

By:	/s/ Jeffrey T.Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T.Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: August 28, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: August 28, 2017